Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Common stocks: 97.64%
Australia: 6.63%
Ansell Limited (Health care, Health care equipment & supplies)	407,788	$ 8,149,869
Inghams Group Limited (Consumer staples, Food products)	946,039	1,944,909
Orora Limited (Materials, Containers & packaging)	1,116,475	2,362,384
		12,457,162
Austria: 0.81%
Mayr-Melnhof Karton AG (Materials, Containers & packaging)	9,018	1,511,142
Belgium: 3.02%
Azelis Group NV (Industrials, Trading companies & distributors)	76,748	2,072,679
Barco NV (Information technology, Electronic equipment, instruments & components)	142,436	3,605,583
		5,678,262
Canada: 9.98%
ATS Corporation (Industrials, Machinery) †	67,800	2,745,529
Canadian Western Bank (Financials, Banks)	158,000	3,339,191
Finning International Incorporated (Industrials, Trading companies & distributors)	70,500	1,989,080
Gildan Activewear Incorporated (Consumer discretionary, Textiles, apparel & luxury goods)	72,200	2,263,864
Peairiesky Royalty Limited (Energy, Oil, gas & consumable fuels)	267,900	4,602,754
Primo Water Corporation (Consumer staples, Beverages)	243,425	3,805,374
		18,745,792
France: 5.45%
Alten SA (Information technology, IT services)	55,916	8,591,831
M6 Métropole Télévision SA (Communication services, Media)	103,633	1,650,560
		10,242,391
Germany: 7.44%
Cancom SE (Information technology, IT services)	93,840	3,235,097
Gerresheimer AG (Health care, Life sciences tools & services)	36,978	2,734,674
Krones AG (Industrials, Machinery)	28,184	3,290,863
MYT Netherlands Parent BV ADR (Consumer discretionary, Specialty retail) †	93,702	1,092,565
Stabilus SE (Industrials, Machinery)	18,345	1,265,352
TAG Immobilien AG (Real estate, Real estate management & development)	275,265	2,357,326
		13,975,877
Ireland: 0.82%
Irish Residential Properties REIT plc (Real estate, Equity REITs)	1,232,235	1,533,065
Italy: 6.23%
Azimut Holding SpA (Financials, Capital markets)	82,443	2,058,246
Buzzi Unicem SpA (Materials, Construction materials)	124,459	2,802,589
De'Longhi SpA (Consumer discretionary, Household durables)	68,418	1,579,367
GVS SpA (Industrials, Machinery) †	384,937	2,033,820
Interpump Group SpA (Industrials, Machinery)	61,941	3,230,217
		11,704,239
Japan: 24.65%
Aeon Delight Company Limited (Industrials, Commercial services & supplies)	213,000	5,056,435
Daiseki Company Limited (Industrials, Commercial services & supplies)	122,560	4,130,125
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  1

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
Japan: (continued)
DTS Corporation (Information technology, IT services)	166,200	$ 4,076,234
Ezaki Glico Company Limited (Consumer staples, Food products)	43,000	1,201,585
Fuji Seal International Incorporated (Materials, Containers & packaging)	176,200	2,290,002
Horiba Limited (Information technology, Electronic equipment, instruments & components)	59,700	2,749,345
Kamigumi Company Limited (Industrials, Transportation infrastructure)	129,900	2,657,298
Meitec Corporation (Industrials, Professional services)	278,800	5,244,700
Nihon Parkerizing Company Limited (Materials, Chemicals)	230,300	1,700,391
Orix JREIT Incorporated (Real estate, Equity REITs)	3,838	5,280,562
PHC Holdings Corporation (Health care, Health care equipment & supplies)	91,600	1,086,762
San-A Company Limited (Consumer staples, Food & staples retailing)	90,600	2,916,093
Sohgo Security Services Company Limited (Industrials, Commercial services & supplies)	55,500	1,528,019
Stanley Electric Company Limited (Consumer discretionary, Auto components)	75,100	1,616,246
Sumitomo Warehouse Company Limited (Industrials, Transportation infrastructure)	146,400	2,254,121
Taikisha Limited (Industrials, Construction & engineering)	91,000	2,495,752
		46,283,670
Luxembourg: 0.05%
Novem Group SA (Financials, Diversified financial services)	8,926	83,739
Netherlands: 1.37%
TKH Group NV (Industrials, Electrical equipment)	56,715	2,574,022
Norway: 2.31%
Atea ASA (Information technology, IT services)	153,204	1,728,104
Elopak ASA (Materials, Containers & packaging)	229,235	548,882
Sparebank 1 SR-Bank ASA (Financials, Banks)	161,993	2,065,859
		4,342,845
Spain: 4.14%
Vidrala SA (Materials, Containers & packaging)	23,189	2,339,190
Viscofan SA (Consumer staples, Food products)	84,242	5,429,447
		7,768,637
Sweden: 3.13%
Hexpol AB (Materials, Chemicals)	208,324	2,250,494
Loomis AB (Industrials, Commercial services & supplies)	122,190	3,633,614
		5,884,108
Switzerland: 4.73%
Arbonia AG (Industrials, Building products)	175,178	2,455,519
Bossard Holding AG (Industrials, Trading companies & distributors)	11,508	2,932,395
Bucher Industries AG (Industrials, Machinery)	5,015	2,285,167
Montana Aeroaspace AG (Industrials, Aerospace & defense) 144A†	66,467	1,216,479
		8,889,560
United Kingdom: 16.88%
Britvic plc (Consumer staples, Beverages)	404,912	3,878,750
Domino's Pizza Group plc (Consumer discretionary, Hotels, restaurants & leisure)	768,815	2,976,196
Elementis plc (Materials, Chemicals) †	1,078,097	1,666,486
Lancashire Holdings Limited (Financials, Insurance)	378,314	2,920,250
See accompanying notes to portfolio of investments

2  |  Allspring Special International Small Cap Fund

Portfolio of investments—January 31, 2023 (unaudited)

	Shares	Value
United Kingdom: (continued)
Morgan Advanced Materials plc (Industrials, Machinery)	282,367	$ 1,095,880
Nomad Foods Limited (Consumer staples, Food products) †	155,961	2,774,546
S4 Capital plc (Communication services, Media) †	921,105	2,488,222
Spectris plc (Information technology, Electronic equipment, instruments & components)	193,214	7,659,959
SSP Group plc (Consumer discretionary, Hotels, restaurants & leisure) †	651,932	2,087,200
Tate & Lyle plc (Consumer staples, Food products)	419,716	3,908,421
THG Holding plc (Consumer discretionary, Internet & direct marketing retail) †«	323,655	232,305
		31,688,215
Total Common stocks (Cost $178,991,468)		183,362,726

		Yield
Short-term investments: 3.69%
Investment companies: 3.69%
Allspring Government Money Market Fund Select Class ♠∞		4.16%	6,665,640	6,665,640
Securities Lending Cash Investments LLC ♠∩∞		4.38	260,970	260,970
Total Short-term investments (Cost $6,926,587)				6,926,610
Total investments in securities (Cost $185,918,055)	101.33%			190,289,336
Other assets and liabilities, net	(1.33)			(2,505,299)
Total net assets	100.00%			$187,784,037

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Allspring Special International Small Cap Fund  |  3

Portfolio of investments—January 31, 2023 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$8,959,808	$10,727,054	$(13,021,222)	$ 0	$ 0	$6,665,640	6,665,640	$63,713
Securities Lending Cash Investments LLC	2,952,741	17,161,748	(19,853,552)	11	22	260,970	260,970	30,470#
				$11	$22	$6,926,610		$94,183

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

4  |  Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Valuation Committee at Allspring Funds Management, LLC ("Allspring Funds Management").
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures implemented by Allspring Funds Management are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On January 31, 2023, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management's process for determining the fair value of the portfolio of investments.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Allspring Global Investments Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"), an affiliated non-registered investment company. Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Allspring Funds Management and is subadvised by Allspring Global Investments, LLC ("Allspring Investments"), an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments

Allspring Special International Small Cap Fund  |  5

Notes to portfolio of investments—January 31, 2023 (unaudited)

Holdings, LLC. Allspring Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Allspring Funds Management are paid to Allspring Investments for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

6  |  Allspring Special International Small Cap Fund

Notes to portfolio of investments—January 31, 2023 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of January 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Australia	$0	$12,457,162	$0	$12,457,162
Austria	0	1,511,142	0	1,511,142
Belgium	0	5,678,262	0	5,678,262
Canada	18,745,792	0	0	18,745,792
France	0	10,242,391	0	10,242,391
Germany	1,092,565	12,883,312	0	13,975,877
Ireland	0	1,533,065	0	1,533,065
Italy	0	11,704,239	0	11,704,239
Japan	0	46,283,670	0	46,283,670
Luxembourg	0	83,739	0	83,739
Netherlands	0	2,574,022	0	2,574,022
Norway	548,882	3,793,963	0	4,342,845
Spain	0	7,768,637	0	7,768,637
Sweden	0	5,884,108	0	5,884,108
Switzerland	0	8,889,560	0	8,889,560
United Kingdom	9,629,492	22,058,723	0	31,688,215
Short-term investments
Investment companies	6,926,610	0	0	6,926,610
Total assets	$36,943,341	$153,345,995	$0	$190,289,336
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the three months ended January 31, 2023, the Fund did not have any transfers into/out of Level 3.

Allspring Special International Small Cap Fund  |  7